Members' Equity - FP Land LLC (Tables) (FP Land LLC, predecessor business)	3 Months Ended
Mar. 31, 2014
FP Land LLC, predecessor business
Summary of changes in members' equity
Balance at December 31, 2013	$(4,723,922)

Net income	134,590
Contributions	1,178,107
Distributions	(16,765)

Balance at March 31, 2014	$(3,427,990)